As Filed with the Securities and Exchange Commission on February 5, 1998

                                                    1933 Act File No. 333-30131
                                                    1940 Act File No. 811-08277

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

Pre-Effective Amendment No.                  /   /

Post-Effective Amendment No.                 / 2 /

                                            AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

Amendment No.                              / 5 /

                         FRANKLIN FLOATING RATE TRUST
              (Exact Name of Registrant as Specified in Charter)

                777 MARINERS ISLAND BLVD. SAN MATEO, CA 94404
                   (Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code (650) 312-2000

       Harmon E. Burns, 777 Mariners Island Blvd., San Mateo, CA 94404
              (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)

With a copy to:
                  Merrill R. Steiner, Esq.
                  Stradley, Ronon, Stevens & Young, LLP
                  2600 One Commerce Square
                  Philadelphia, PA 19103-7098

Approximate Date of Proposed Public offering:

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan check the following box. [x]

It is proposed that this filing will become effective (check appropriate box)

     [ ] when declared effective pursuant to section 8 (c)
     [ ] immediately upon filing pursuant to paragraph (b)
     [x] on March 8, 1998 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)
     [ ] on (date) pursuant to paragraph (a) of Rule 486


      [x] This post-effective amendment designates a new effective date for a previously filed registration statement.

      [ ] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ______.

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

------------------------------------------------------------------------------
                                        Proposed      Proposed
Title of                                Maximum       Maximum
Securities                              Offering      Aggregate    Amount of
Being                Amount Being       Price         Offering     Registration
Registered            Registered        Per Unit(1)   Price        Fee
==============================================================================
Common Stock, par
value $0.01         10,000,000 SHARES   $10.00        $100,000,000 $30,303*
==============================================================================

(1) Estimated solely for the purpose of calculating the registration fee. *Previously paid


                         FRANKLIN FLOATING RATE TRUST
                                  PROSPECTUS
                        FORM N-2 CROSS REFERENCE SHEET
                                 PART A - N-2
ITEM NUMBER       CAPTION                       PROSPECTUS CAPTION

1.     Outside Front Cover             Outside Front Cover of Prospectus

2.     Inside Front and Outside        Not Applicable
       Back Cover Page

3.     Fee Table and Synopsis          Expense Summary; Prospectus Summary

4.     Financial Highlights            Not Applicable

5.     Plan of Distribution            Outside Front Cover; Prospectus Summary;
                                       How to Buy Common Shares; Description of
                                       Common Shares

6.     Selling Shareholders            Not Applicable

7.     Use of Proceeds                 Use of Proceeds from Sales of Common
                                       Shares; What Kinds of Securities Does
                                       the Fund Purchase?; Prospectus Summary

8.     General Description of the      Prospectus Summary; Information About
       Registrant                      the Fund; What Kinds of Securities Does
                                       the Fund Purchase?; What are the Risks
                                       of This Investment; Description of
                                       Common Shares

9.     Management                      Who Manages the Fund?; Description of
                                       Common Shares

10.    Capital Stock, Long-Term        Dividends and Distributions to
       Debt, and Other Securities      Shareholders; Taxation of the Fund and
                                       Shareholders; Description of Common
                                       Shares

11.    Defaults and Arrears on         Not Applicable
       Senior Securities

12.    Legal Proceedings               Not Applicable

13.    Table of Contents of the        Table of Contents of Statement of
       Statement of  Additional        Additional Information
       Information


                         FRANKLIN FLOATING RATE TRUST
                      STATEMENT OF ADDITIONAL INFORMATION
                        FORM N-2 CROSS REFERENCE SHEET
                                 PART B - N-2

ITEM NUMBER       CAPTION                       SAI CAPTION

14.     Cover Page                    Not Applicable

15.     Table of Contents             Cover Page

16.     General Information and       Table of Contents
        History

17.     Investment Objective and      How does the Fund Invest its Assets?;
        Policies                      What are the Risks of this Investment?;
                                      Investment Restrictions

18.     Management                    Officers and Trustees; Investment
                                      Management and Other Services

19.     Control Persons and           Description of Common Shares
        Principal Holders of
        Securities

20.     Investment Advisory and       Investment Management and Other Services
        Other Services

21.     Brokerage Allocation and      How does the Fund Buy Securities for its
        Other Practices               Portfolio?

22.     Tax Status                    Additional Information on Distributions
                                      and Taxes

23.     Financial Statements          Financial Statements

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

This Post-Effective Amendment No. 2 which relates to the Registrant's previously filed Post-Effective Amendment No. 1, filed December 8, 1997, including the Prospectus and Statement of Additional Information contained therein, which are incorporated by reference herein, is being filed under Rule 486(b)(1)(iii) to extend the date on which the amendment will become effective automatically to March 8, 1998.


                         FRANKLIN FLOATING RATE TRUST
                                   FORM N-2
                          PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      (1)   FINANCIAL STATEMENTS:

            Included in Part A: None

            Included in Part B:

            Report of Independent Auditors

            Statement of Assets and Liabilities

      (2)   EXHIBITS:

            The following exhibits are incorporated by reference.

            (a)   (1)  Agreement and Declaration of Trust
                       Filing: Registration Statement on Form N-2
                       File No.  333-30131
                       Filing Date: June 27, 1997

                  (2)  Certificate of Trust
                       Filing: Post-Effective Amendment No. 1
                       Registration Statement on Form N-2
                       File No.  333-30131
                       Filing Date: December 8, 1997

            (b)   By-Laws
                  Filing: Registration Statement on Form N-2
                  File No.  333-30131
                  Filing Date: June 27, 1997

            (c)   Not Applicable

            (d)   Not Applicable

            (e)   Not Applicable

            (f)   Not Applicable

            (g)         (1)   Form of Management Agreement
                        Filing: Pre-Effective Amendment No. 2 to
                        Registration Statement on Form N-2
                        File No.  333-30131
                        Filing Date: October 8, 1997

                  (2)   Form of Fund Administration Agreement
                        Filing; Pre-Effective Amendment No. 2 to
                        Registration Statement on Form N-2
                        File No.  333-30131
                        Filing Date: October 8, 1997

            (h)         (1)   Form of Distribution Agreement
                        Filing: Pre-Effective Amendment No. 2 to
                        Registration Statement on Form N-2
                        File No.  333-30131
                        Filing Date: October 8, 1997

                  (2) Form of Dealer Agreement between Franklin/Templeton Distributors, Inc. and Securities Dealers [to be filed by amendment]

            (i)   Not Applicable

            (j)   Form of Custodian Agreement
                  Filing: Pre-Effective Amendment No. 2 to
                  Registration Statement on Form N-2
                  File No.  333-30131
                  Filing Date: October 8, 1997

            (k)   Not Applicable

            (l)   Opinion and Consent of Counsel
                  Filing: Pre-Effective Amendment No. 2 to
                  Registration Statement on Form N-2
                  File No.  333-30131
                  Filing Date: October 8, 1997

            (m)   Not Applicable

            (n)    Consent of Independent Auditors
                  Filing: Post-Effective Amendment No. 1
                  Registration Statement on Form N-2
                  File No.  333-30131
                  Filing Date: December 8, 1997

            (o)   Not Applicable

            (p)   Form of Letter of Investment Intent
                  Filing: Pre-Effective Amendment No. 2 to
                  Registration Statement on Form N-2
                  File No.  333-30131
                  Filing Date: October 8, 1997

            (q)   Not Applicable

            (r)   Not Applicable

            (s)   Power of Attorney dated May 13, 1997
                  Filing: Registration Statement on Form N-2
                  File No.  333-30131
                  Filing Date: June 27, 1997

ITEM 25.  MARKETING ARRANGEMENTS

      None

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

      The following table sets forth the expenses to be incurred in connection with the offering described in this Registration Statement:

      Securities and Exchange Commission Fees....................  $ 30,303
      Printing and Engraving Expenses............................     8,800
      Legal Fees.................................................   120,000
      Accounting Expenses........................................     4,000
      Blue Sky Filing Fees and Expenses..........................    12,000

      Total......................................................  $175,103

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

Not Applicable

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES

2

ITEM 29.  INDEMNIFICATION

      Under Article III, Section 7 of Registrant's Agreement and Declaration of Trust, if any shareholder or former shareholder of Registrant (each, a "Shareholder") shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Registrant against all loss and expense arising from such claim or demand.

      Under Article VII, Section 2 of Registrant's Agreement and Declaration of Trust, the Trustees of Registrant (each, a "Trustee," and collectively, the "Trustees") shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, the investment manager or principal underwriter of the Registrant, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Registrant out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Registrant; provided that nothing contained in Registrant's Agreement and Declaration of Trust shall indemnify, hold harmless or protect any Trustee from or against any liability to the Registrant or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      (a) Franklin Advisers, Inc.

      See "Who Manages the Fund?"

The officers and directors of the Registrant's investment adviser also serve as officers and/or directors for (1) the investment adviser's corporate parent, Franklin Resources, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404 and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson is a director of General Host Corporation, Metro Center, One Station Place, Stamford, CT 06904-2045. For additional information please see Schedules A and D of Form ADV of the Registrant's investment adviser (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of the Registrant's investment adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.


ITEM 32. MANAGEMENT SERVICES

      Not Applicable

ITEM 33. UNDERTAKINGS

      (1) Registrant undertakes to suspend the offering of its shares until it amends its Prospectus if-

            (a) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10% from its net asset value as of the effective date of the Registration Statement; or

            (b) The net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

      (2)   Registrant undertakes:

            (a) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

                        (1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933, as amended (the "Act");

                        (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

                        (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

            b. that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

            c. to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

      3. Registrant further undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.



                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 486(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Mateo, and the State of California, on the 5th day of February 5, 1998.

                              FRANKLIN FLOATING RATE TRUST
                                       (Registrant)

                              BY     RUPERT H. JOHNSON, JR.*, PRESIDENT
                                     Rupert H. Johnson, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                       TITLE                    DATE

CHARLES B. JOHNSON*             Trustee &                February 5, 1998
Charles B. Johnson              Chairman of
                                the Board

FRANK H. ABBOTT, III*           Trustee                  February 5, 1998
Frank H. Abbott, III

HARRIS J. ASHTON*               Trustee                  February 5, 1998
Harris J. Ashton

RUPERT H. JOHNSON, JR.*         Trustee                  February 5, 1998
Rupert H. Johnson, Jr.          & President

MARTIN L. FLANAGAN*             Principal                February 5, 1998
Martin L. Flanagan              Financial Officer

DIOMEDES LOO-TAM*               Principal                February 5, 1998
Diomedes Loo-Tam                Accounting Officer

S. JOSEPH FORTUNATO*            Trustee                  February 5, 1998
S. Joseph Fortunato

FRANK W. T. LAHAYE*             Trustee                  February 5, 1998
Frank W. T. LaHaye

GORDON S. MACKLIN*              Trustee                  February 5, 1998
Gordon S. Macklin


*BY   Larry L. Greene, Attorney-in-Fact
     (Pursuant to Power of Attorney previously filed)



                         FRANKLIN FLOATING RATE TRUST
                            REGISTRATION STATEMENT
                                EXHIBIT INDEX

Exhibit No.       Description                              Location

EX-99.2(a)(1)     Agreement and Declaration of Trust      *

EX-99.2(a)(2)     Certificate of Trust                    *

EX-99.2(b)        By-Laws                                 *

EX-99.2(g)(1)     Form of Management Agreement            *

EX-99.2(g)(2)     Form of Fund Administration Agreement   *

EX-99.2(h)(1)     Form of Distribution Agreement          *

EX-99.2(h)(2)     Form of Dealer Agreement between        (to be filed by
                  Franklin/Templeton Distributors, Inc.   amendment)
                  and Securities Dealers

EX-99.2(j)        Form of Custodian Agreement             *

EX-99.2(l)        Opinion and Consent of Counsel          *

EX-99.2(n)        Consent of Independent Auditors         *

EX-99.2(p)        Letter of Investment Intent             *

EX-99.2(s)        Power of Attorney dated May 13, 1997    *
*Incorporated by Reference